Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards
Our policy for regular LTI awards for all eligible employees, including eligible NEOs, is to determine the target grant value and approve the awards at the Compensation Committee’s regularly scheduled meeting during the first quarter each year. The committee believes this timing allows for thoughtful consideration of the prior year’s financial performance and aligns with prevailing market practices. Both the committee and senior management monitor our equity grant practices to help ensure compliance with applicable regulations and adherence to sound governance standards. Regular annual equity awards are typically approved at the committee’s February meeting as part of the annual compensation review and after financial results for the preceding fiscal year are internally available. The committee may also make awards at other times during the year, as appropriate, including for new hires or promotions. Equity grants are not scheduled in anticipation of the release of material nonpublic information, nor is the timing of the release of material, non-public information influenced by planned grant dates. We did not grant any stock options in 2025.

Award Timing Method	Our policy for regular LTI awards for all eligible employees, including eligible NEOs, is to determine the target grant value and approve the awards at the Compensation Committee’s regularly scheduled meeting during the first quarter each year. The committee believes this timing allows for thoughtful consideration of the prior year’s financial performance and aligns with prevailing market practices. Both the committee and senior management monitor our equity grant practices to help ensure compliance with applicable regulations and adherence to sound governance standards. Regular annual equity awards are typically approved at the committee’s February meeting as part of the annual compensation review and after financial results for the preceding fiscal year are internally available. The committee may also make awards at other times during the year, as appropriate, including for new hires or promotions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity grants are not scheduled in anticipation of the release of material nonpublic information, nor is the timing of the release of material, non-public information influenced by planned grant dates.